UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02349

Morgan Stanley Income Securities Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York        10036

(Address of principal executive offices)        (Zip code)

John Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-296-0289

Date of fiscal year end:  September 30, 2013

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ December 31, 2013 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE

	Corporate Bonds (93.7%)
	Basic Materials (4.5%)
$ 326	Allegheny Technologies, Inc.	4.25%	06/01/14	$338,225
535	ArcelorMittal (Luxembourg)	10.35	06/01/19	679,450
EUR 696	ArcelorMittal, Series MT (Luxembourg)	7.25	04/01/14	196,635
$ 250	Ashland, Inc.	6.875	05/15/43	237,500
845	Barrick Gold Corp. (Canada)	4.10	05/01/23	765,230
375	Eldorado Gold Corp. (Canada)(a)	6.125	12/15/20	362,813
820	Freeport-McMoRan Copper & Gold, Inc.	3.875	03/15/23	776,905
360	Glencore Funding LLC (a)	4.125	05/30/23	337,068
865	Goldcorp, Inc. (Canada)	3.70	03/15/23	775,089
375	Incitec Pivot Ltd. (Australia)(a)	4.00	12/07/15	390,132
460	Kinross Gold Corp. (Canada)	5.125	09/01/21	440,132
275	Mexichem SAB de CV (Mexico)(a)	4.875	09/19/22	270,188
210	Mexichem SAB de CV (Mexico)(a)	6.75	09/19/42	200,025
495	NOVA Chemicals Corp. (a)	5.25	08/01/23	511,397
565	Rockwood Specialties Group, Inc.	4.625	10/15/20	579,831
334	United States Steel Corp.	4.00	05/15/14	358,215
490	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	508,499

				7,727,334

	Communications (14.8%)
850	21st Century Fox America, Inc.	6.15	02/15/41	950,633
670	21st Century Fox America, Inc.	6.40	12/15/35	763,986
245	Cablevision Systems Corp.	7.75	04/15/18	274,400
675	CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849	04/15/23	633,080
770	CenturyLink, Inc.	5.80	03/15/22	764,225
210	CenturyLink, Inc., Series Q	6.15	09/15/19	222,600
170	CSC Holdings LLC	6.75	11/15/21	184,025
945	Deutsche Telekom International Finance BV (Germany)	8.75	06/15/30	1,336,513
1,250	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	3.80	03/15/22	1,202,882
425	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	4.60	02/15/21	439,556
305	ENTEL Chile SA (Chile)(a)	4.875	10/30/24	298,705
350	MDC Partners, Inc. (Canada)(a)	6.75	04/01/20	367,938
505	MetroPCS Wireless, Inc. (a)	6.25	04/01/21	525,831
555	Omnicom Group, Inc.	3.625	05/01/22	538,415
436	Priceline.com, Inc. (a)	0.35	06/15/20	498,947
900	Qtel International Finance Ltd. (Qatar)(a)	3.25	02/21/23	808,075
875	Qwest Corp.	6.875	09/15/33	844,375
350	RF Micro Devices, Inc.	1.00	04/15/14	351,750
325	Telefonaktiebolaget LM Ericsson (Sweden)	4.125	05/15/22	316,442
1,175	Telefonica Europe BV (Spain)	8.25	09/15/30	1,405,121
665	Time Warner Cable, Inc.	4.50	09/15/42	505,558
2,190	Time Warner Cable, Inc.	6.75	07/01/18	2,458,352
1,565	Time Warner, Inc.	7.70	05/01/32	2,014,855
650	Verizon Communications, Inc.	3.85	11/01/42	533,050
400	Verizon Communications, Inc.	5.15	09/15/23	430,302
4,700	Verizon Communications, Inc.	6.55	09/15/43	5,518,369
850	Viacom, Inc.	5.85	09/01/43	896,737
450	WPP Finance 2010 (United Kingdom)	3.625	09/07/22	434,800

				25,519,522

	Consumer, Cyclical (5.8%)
425	American Airlines Pass-Through Trust (a)	4.00	07/15/25	411,187
900	American Airlines Pass-Through Trust (a)	4.95	01/15/23	938,250
700	British Airways PLC (United Kingdom)(a)	4.625	06/20/24	715,750
630	Chrysler Group LLC/CG Co-Issuer, Inc.	8.00	06/15/19	699,300
540	Daimler Finance North America LLC (Germany)	8.50	01/18/31	786,083
400	Exide Technologies (b)(c)	8.625	02/01/18	288,000

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ December 31, 2013 (unaudited) continued

$ 500	General Motors Co. (a)	4.875	10/02/23	508,750
575	Glencore Funding LLC (a)	2.50	01/15/19	557,435
326	Iconix Brand Group, Inc.	2.50	06/01/16	449,269
334	International Game Technology	3.25	05/01/14	354,458
600	QVC, Inc.	4.375	03/15/23	562,006
925	United Airlines Pass-Through Trust	4.30	08/15/25	941,187
275	US Airways Pass-Through Trust	3.95	11/15/25	267,438
745	Wesfarmers Ltd. (Australia)(a)	1.874	03/20/18	731,397
405	WMG Acquisition Corp. (a)	6.00	01/15/21	422,719
665	Wyndham Worldwide Corp.	4.25	03/01/22	650,127
600	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375	03/15/22	609,000

				9,892,356

	Consumer, Non-Cyclical (9.4%)
900	AbbVie, Inc.	2.90	11/06/22	842,806
475	ADT Corp. (The) (a)	6.25	10/15/21	499,344
715	Aetna, Inc.	2.75	11/15/22	659,897
400	Albea Beauty Holdings SA (a)	8.375	11/01/19	418,000
415	Altria Group, Inc.	5.375	01/31/44	418,273
156	Altria Group, Inc.	10.20	02/06/39	244,112
1,601	Amgen, Inc.	5.15	11/15/41	1,600,926
340	ARAMARK Corp. (a)	5.75	03/15/20	357,000
422	Archer-Daniels-Midland Co.	0.875	02/15/14	447,056
475	BioMarin Pharmaceutical, Inc.	1.50	10/15/20	510,328
425	Boston Scientific Corp.	4.125	10/01/23	422,401
530	Boston Scientific Corp.	6.00	01/15/20	609,238
270	BRF SA (Brazil)(a)	3.95	05/22/23	234,225
525	ConAgra Foods, Inc.	4.65	01/25/43	484,168
350	ESAL GmbH (Brazil)(a)	6.25	02/05/23	315,875
780	Experian Finance PLC (United Kingdom)(a)	2.375	06/15/17	768,841
430	Gilead Sciences, Inc.	4.50	04/01/21	458,682
176	Jarden Corp.	1.875	09/15/18	249,480
205	JBS Investments GmbH (Brazil)(a)	7.75	10/28/20	208,075
425	Kraft Foods Group, Inc.	6.50	02/09/40	497,309
585	Kraft Foods Group, Inc.	6.875	01/26/39	714,773
700	Mallinckrodt International Finance SA (a)	4.75	04/15/23	647,240
315	PHH Corp.	4.00	09/01/14	337,247
445	RR Donnelley & Sons Co.	7.875	03/15/21	496,175
475	Salix Pharmaceuticals Ltd. (a)	6.00	01/15/21	488,062
585	Sigma Alimentos SA de CV (Mexico)(a)	5.625	04/14/18	634,725
875	Teva Pharmaceutical Finance IV BV (Israel)	3.65	11/10/21	859,668
675	Verisk Analytics, Inc.	5.80	05/01/21	730,054
990	WM Wrigley Jr Co. (a)	2.90	10/21/19	983,117

				16,137,097

	Energy (12.2%)
155	Access Midstream Partners LP/ACMP Finance Corp.	4.875	05/15/23	150,350
600	Anadarko Petroleum Corp.	6.20	03/15/40	665,930
675	Buckeye Partners LP	4.15	07/01/23	650,295
650	Canadian Natural Resources Ltd. (Canada)	6.25	03/15/38	730,728
250	Canadian Oil Sands Ltd. (Canada)(a)	6.00	04/01/42	256,531
425	Canadian Oil Sands Ltd. (Canada)(a)	7.75	05/15/19	510,094
400	Cimarex Energy Co.	5.875	05/01/22	425,000
125	Continental Resources, Inc.	4.50	04/15/23	126,875
400	Continental Resources, Inc.	7.125	04/01/21	455,500
600	DCP Midstream Operating LP	3.875	03/15/23	553,565
540	Ecopetrol SA (Colombia)	5.875	09/18/23	571,050
1,075	Energy Transfer Partners LP	3.60	02/01/23	997,382
775	Energy Transfer Partners LP	4.90	02/01/24	788,287
EUR 300	Eni SpA, Series GALP (Italy)	0.25	11/30/15	422,202
$ 1,400	Enterprise Products Operating LLC	5.95	02/01/41	1,530,003
250	Kinder Morgan Energy Partners LP	2.65	02/01/19	247,519

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ December 31, 2013 (unaudited) continued

$ 625	Kinder Morgan Energy Partners LP	3.50		09/01/23		575,018
875	Kinder Morgan Energy Partners LP	5.00		03/01/43		810,558
355	Kinder Morgan Energy Partners LP	6.85		02/15/20		422,522
215	Kinder Morgan, Inc. (a)	5.625		11/15/23		209,246
200	Lukoil International Finance BV (Russia)	2.625		06/16/15		215,400
150	Marathon Petroleum Corp.	5.125		03/01/21		162,735
400	Marathon Petroleum Corp.	6.50		03/01/41		457,422
515	Murphy Oil Corp.	3.70		12/01/22		476,748
500	Nexen Energy ULC (Canada)	6.40		05/15/37		570,979
550	ONEOK Partners LP	6.125		02/01/41		584,403
1,030	Petro-Canada (Canada)	5.95		05/15/35		1,119,106
650	Phillips 66	4.30		04/01/22		661,681
750	Pioneer Natural Resources Co.	3.95		07/15/22		754,195
1,090	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36		1,282,117
309	Sinopec Group Overseas Development 2012 Ltd. (China)(a)	2.75		05/17/17		316,719
150	Tesoro Corp.	5.375		10/01/22		152,625
1,025	Transocean, Inc.	6.375		12/15/21		1,153,629
1,350	Weatherford International Ltd.	4.50		04/15/22		1,360,780
600	Williams Partners LP	6.30		04/15/40		646,967

						21,014,161

	Finance (33.6%)
EUR 200	Aabar Investments PJSC (Germany)	4.00		05/27/16		326,041
$ 315	ABB Treasury Center USA, Inc. (Switzerland)(a)	4.00		06/15/21		323,621
430	ABN Amro Bank N.V. (Netherlands)(a)	2.50		10/30/18		429,286
500	Alexandria Real Estate Equities, Inc.	3.90		06/15/23		466,818
325	American Campus Communities Operating Partnership LP	3.75		04/15/23		302,184
1,290	American Financial Group, Inc.	9.875		06/15/19		1,669,801
400	American International Group, Inc.	4.875		06/01/22		430,674
2,315	American International Group, Inc.	6.40		12/15/20		2,739,934
550	American International Group, Inc.	8.25		08/15/18		689,351
1,265	American Tower Corp.	3.50		01/31/23		1,155,553
151	Ares Capital Corp. (a)	4.375		01/15/19		157,512
800	Banco de Credito del Peru (Peru)(a)	6.125	(d)	04/24/27		802,000
1,450	Bank of America Corp.	5.70		01/24/22		1,643,882
400	Bank of America Corp., MTN	3.30		01/11/23		379,234
1,450	Barclays Bank PLC (United Kingdom)(a)	6.05		12/04/17		1,626,797
775	BBVA Bancomer SA (Mexico)(a)	6.50		03/10/21		821,500
200	Billion Express Investments Ltd. (China)	0.75		10/18/15		205,850
185	Boston Properties LP	3.80		02/01/24		177,774
280	Brookfield Asset Management, Inc. (Canada)	5.80		04/25/17		306,270
1,200	Capital One Bank, USA NA	3.375		02/15/23		1,117,766
525	CBL & Associates LP	5.25		12/01/23		525,306
1,290	Citigroup, Inc.	4.05		07/30/22		1,277,914
210	Citigroup, Inc.	5.50		09/13/25		221,659
220	Citigroup, Inc.	6.675		09/13/43		254,020
1,060	Citigroup, Inc.	8.50		05/22/19		1,360,013
1,385	CNA Financial Corp.	7.35		11/15/19		1,683,030
600	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	5.75		12/01/43		638,386
150	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)(a)	11.00	(d)	06/30/19	(e)	198,938
850	Credit Suisse AG (Switzerland)(a)	6.50		08/08/23		906,312
620	Credit Suisse Group AG (Switzerland)(a)	7.50	(d)	12/11/23	(e)	655,836
685	Deutsche Bank AG (Germany)	4.296	(d)	05/24/28		621,322
575	Dexus Diversified Trust/Dexus Office Trust (Australia)(a)	5.60		03/15/21		606,949
320	Discover Bank	7.00		04/15/20		372,638
420	Discover Financial Services	3.85		11/21/22		398,969
230	ERP Operating LP	4.625		12/15/21		242,872
450	Ford Motor Credit Co., LLC	5.00		05/15/18		501,755

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ December 31, 2013 (unaudited) continued

$ 2,860	Ford Motor Credit Co., LLC	5.875		08/02/21	3,247,444
355	General Electric Capital Corp.	5.30		02/11/21	397,705
760	Genworth Financial, Inc.	7.70		06/15/20	907,217
300	Goldman Sachs Group, Inc. (The)	2.375		01/22/18	301,430
680	Goldman Sachs Group, Inc. (The)	3.625		01/22/23	659,735
1,495	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,668,413
1,100	Goodman Funding Pty Ltd. (Australia)(a)	6.375		04/15/21	1,222,670
295	Harley-Davidson Funding Corp. (a)	6.80		06/15/18	341,219
1,250	Hartford Financial Services Group, Inc.	5.50		03/30/20	1,406,829
795	HBOS PLC, Series G (United Kingdom) (a)	6.75		05/21/18	903,221
400	Healthcare Trust of America Holdings LP	3.70		04/15/23	369,290
475	Host Hotels & Resorts LP, Series D	3.75		10/15/23	441,295
430	HSBC Finance Corp.	6.676		01/15/21	494,792
180	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	213,889
800	ING Bank N.V. (Netherlands)(a)	5.80		09/25/23	838,031
400	ING US, Inc.	5.65	(d)	05/15/53	389,100
910	Intesa Sanpaolo SpA (Italy)	3.875		01/16/18	932,690
310	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	7.375		04/01/20	323,950
640	JPMorgan Chase & Co.	3.20		01/25/23	607,914
675	JPMorgan Chase & Co.	3.375		05/01/23	630,337
525	Kilroy Realty LP	3.80		01/15/23	490,510
425	Lincoln National Corp.	7.00		06/15/40	534,266
365	Macquarie Bank Ltd. (Australia)(a)	6.625		04/07/21	404,255
380	Macquarie Group Ltd. (Australia)(a)	6.00		01/14/20	420,260
675	Markel Corp.	3.625		03/30/23	636,538
325	Merrill Lynch & Co., Inc.	7.75		05/14/38	420,903
305	Merrill Lynch & Co., Inc., MTN	6.875		04/25/18	360,966
500	Metlife Capital Trust IV (a)	7.875		12/15/37	576,250
600	National Retail Properties, Inc.	3.30		04/15/23	545,794
750	Nationwide Building Society (United Kingdom)(a)	6.25		02/25/20	859,463
800	Nationwide Financial Services, Inc. (a)	5.375		03/25/21	860,306
450	Piedmont Operating Partnership LP	3.40		06/01/23	400,182
225	Platinum Underwriters Finance, Inc., Series B	7.50		06/01/17	248,800
980	Post Apartment Homes LP	3.375		12/01/22	904,479
895	Principal Financial Group, Inc.	1.85		11/15/17	887,728
850	Protective Life Corp.	7.375		10/15/19	1,037,904
790	Prudential Financial, Inc.	5.625	(d)	06/15/43	778,150
285	Prudential Financial, Inc., MTN	6.625		12/01/37	342,860
575	QBE Capital Funding III Ltd. (Australia)(a)	7.25	(d)	05/24/41	595,545
550	Realty Income Corp.	3.25		10/15/22	504,279
250	Realty Income Corp.	4.65		08/01/23	252,248
400	Royal Bank of Scotland Group PLC (United Kingdom)	6.00		12/19/23	403,348
430	Santander Holdings USA, Inc.	3.45		08/27/18	441,508
600	Santander US Debt SAU (Spain)(a)	3.724		01/20/15	612,113
495	Standard Chartered PLC (United Kingdom)(a)	3.95		01/11/23	459,977
600	Turkiye Is Bankasi (Turkey)(a)	7.85		12/10/23	599,460
525	Weingarten Realty Investors	3.375		10/15/22	483,214
284	Wells Fargo & Co. (a)	5.606		01/15/44	296,077

					57,892,321

	Industrials (5.2%)
470	Anixter, Inc.	5.625		05/01/19	496,437
710	Ball Corp.	4.00		11/15/23	639,000
325	Bombardier, Inc. (Canada)(a)	7.75		03/15/20	370,500
875	Burlington Northern Santa Fe LLC	3.05		03/15/22	830,840
895	CRH America, Inc. (Ireland)	6.00		09/30/16	1,000,464
460	CRH America, Inc.	8.125		07/15/18	564,014
217	General Cable Corp.	5.00	(f)	11/15/29	232,868
810	Heathrow Funding Ltd. (United Kingdom)(a)	4.875		07/15/21	851,372
430	Holcim US Finance Sarl & Cie SCS (Switzerland)(a)	6.00		12/30/19	486,631
625	Koninklijke Philips N.V. (Netherlands)	3.75		03/15/22	626,434
650	L-3 Communications Corp.	4.95		02/15/21	680,883

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ December 31, 2013 (unaudited) continued

$ 490	MasTec, Inc.	4.875		03/15/23	464,275
490	Packaging Corp. of America	4.50		11/01/23	492,230
500	Silgan Holdings, Inc. (a)	5.50		02/01/22	497,500
500	Thermo Fisher Scientific, Inc.	4.15		02/01/24	496,260
170	Trinity Industries, Inc.	3.875		06/01/36	224,719

					8,954,427

	Technology (2.3%)
321	CACI International, Inc.	2.125		05/01/14	430,742
1,315	Hewlett-Packard Co.	4.65		12/09/21	1,356,263
164	Intel Corp.	2.95		12/15/35	184,090
179	Lam Research Corp.	1.25		05/15/18	218,604
400	NetApp, Inc.	2.00		12/15/17	398,322
313	Nuance Communications, Inc.	2.75		11/01/31	307,327
295	Salesforce.com, Inc. (a)	0.25		04/01/18	320,997
350	SanDisk Corp. (a)	0.50		10/15/20	348,250
348	Take-Two Interactive Software, Inc.	1.75		12/01/16	403,245

					3,967,840

	Utilities (5.9%)
325	Appalachian Power Co.	7.00		04/01/38	393,800
290	CEZ AS (Czech Republic)(a)	4.25		04/03/22	291,144
295	CMS Energy Corp.	5.05		03/15/22	319,011
170	CMS Energy Corp.	6.25		02/01/20	196,793
400	Duke Energy Corp.	2.10		06/15/18	398,124
525	EDP Finance BV (Portugal)(a)	4.90		10/01/19	535,500
575	Enel Finance International N.V. (Italy)(a)	5.125		10/07/19	614,666
210	Enel SpA (Italy)(a)	8.75	(d)	09/24/73	229,135
300	Entergy Gulf States Louisiana LLC	6.00		05/01/18	342,260
2,400	Exelon Generation Co., LLC	4.00		10/01/20	2,402,590
500	Iberdrola Finance Ireland Ltd. (Spain)(a)	5.00		09/11/19	538,622
875	Jersey Central Power & Light Co. (a)	4.70		04/01/24	867,817
150	Monongahela Power Co. (a)	5.40		12/15/43	156,388
350	Origin Energy Finance Ltd. (Australia)(a)	3.50		10/09/18	352,112
1,000	PPL WEM Holdings PLC (a)	3.90		05/01/16	1,045,591
540	Puget Energy, Inc.	6.50		12/15/20	615,303
23	Toledo Edison Co. (The)	7.25		05/01/20	27,452
845	TransAlta Corp. (Canada)	4.50		11/15/22	813,188

					10,139,496

	Total Corporate Bonds (Cost $157,254,962)				161,244,554
	Asset-Backed Securities (1.3%)
	CVS Pass-Through Trust
1,213	................................	6.036		12/10/28	1,337,747
754	(a)................................	8.353		07/10/31	947,461

	Total Asset-Backed Securities (Cost $1,979,391)				2,285,208

NUMBER OF SHARES					VALUE

	Convertible Preferred Stocks (0.5%)
	Electric Utilities
7,600	NextEra Energy, Inc.				430,388
6,700	PPL Corp.				354,296

	Total Convertible Preferred Stocks (Cost $797,183)				784,684

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE

	Short-Term Investments (0.5%)
	U.S. Treasury Securities
	U.S. Treasury Bills
$ 26	(g)................................	0.041%		01/30/14	25,999

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ December 31, 2013 (unaudited) continued

924	(g)(h)................................	0.081	04/17/14	923,910

	Total Short-Term Investments (Cost $949,781)			949,909

	Total Investments (Cost $160,981,317) (i)(j)		96.0%	165,264,355
	Other Assets in Excess of Liabilities		4.0	6,801,722

	Net Assets		100.0%	$172,066,077

MTN	Medium Term Note.
PJSC	Public Joint Stock Company.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2013.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2013.
(f)	Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2013. Maturity date disclosed is the ultimate maturity date.
(g)	Rate shown is the yield to maturity at December 31, 2013.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(i)	Securities are available for collateral in connection with open foreign currency forward exchange contract, futures contracts and swap agreements.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ December 31, 2013 (unaudited) continued

Foreign Currency Forward Exchange Contract Open at December 31, 2013:
COUNTERPARTY	CONTRACT TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED DEPRECIATION
HSBC Bank PLC	EUR	666,708	$	907,381	01/09/14	$(9,806)

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ December 31, 2013 (unaudited) continued

Futures Contracts Open at December 31, 2013:
NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
205	Long	U.S. Treasury 2 yr. Note, Mar-14	$45,061,562	$(86,399)
119	Long	U.S. Treasury Ultra Long Bond, Mar-14	16,213,750	(251,945)
32	Long	U.S. Treasury 5 yr. Note, Mar-14	3,818,000	(50,250)
7	Long	U.S. Treasury Long Bond, Mar-14	898,188	(9,406)
109	Short	U.S. Treasury 10 yr. Note, Mar-14	(13,412,109)	248,586

		Net Unrealized Depreciation		$(149,414)

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ December 31, 2013 (unaudited) continued

Credit Default Swap Agreements Open at December 31, 2013:
SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE		TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank Alcoa, Inc.	Buy	$430	1.00	%	9/20/18	$(34,335)	$44,960	$10,625	BBB-
Barclays Bank Quest Diagnostics Inc.	Buy	795	1.00		12/20/18	8,866	—	8,866	BBB+
Barclays Bank Yum! Brands, Inc.	Buy	875	1.00		12/20/18	(7,496)	(15,187)	(22,683)	BBB
JPMorgan Chase CDX.NA.IG.20	Sell	360	1.00		6/20/18	3,046	4,222	7,268	NR
JPMorgan Chase CDX.NA.IG.20	Sell	1,750	1.00		6/20/18	25,665	9,666	35,331	NR
JPMorgan Chase Kohl’s Corporation	Buy	950	1.00		6/20/18	(54,842)	53,992	(850)	BBB+
Morgan Stanley & Co., LLC* CDX.NA.IG.21	Sell	875	1.00		12/20/18	3,480	12,467	15,947	NR

Total Credit Default Swaps		$6,035				$(55,616)	$110,120	$54,504

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ December 31, 2013 (unaudited) continued

Interest Rate Swap Agreements Open at December 31, 2013:
SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE		TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	1,950	3 Month LIBOR	Receive	2.04	%	02/13/23	$133,234
Deutsche Bank	1,770	3 Month LIBOR	Receive	2.80		05/01/43	362,474
Deutsche Bank	6,660	3 Month LIBOR	Receive	3.03		05/14/43	1,094,927
Goldman Sachs	1,900	3 Month LIBOR	Receive	2.42		03/22/22	39,149
JPMorgan Chase	922	3 Month LIBOR	Receive	2.43		03/22/22	17,865
JPMorgan Chase	3,890	3 Month LIBOR	Receive	2.09		02/15/23	249,217
Morgan Stanley & Co., LLC*	21,483	3 Month LIBOR	Receive	0.48		08/01/15	(63,829)
Morgan Stanley & Co., LLC*	9,460	3 Month LIBOR	Receive	2.75		11/20/23	249,289
Royal Bank of Canada	2,340	3 Month LIBOR	Receive	2.06		02/06/23	154,596

		Net Unrealized Appreciation					$2,236,922

LIBOR	London Interbank Offered rate.
NR	Not Rated.
*	Centrally cleared swap agreement, the broker for which is Morgan Stanley & Co., LLC.
†	Credit rating as issued by Standard & Poor’s.

Currency Abbreviations

EUR Euro.

Morgan Stanley Income Securities Inc.

Notes to Portfolio of Investments ¡ December 31, 2013 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Directors (the “Directors”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013.

INSERT ASC 820 TABLE

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2013, the Fund did not have any investments transfer between investment levels.

Morgan Stanley Advisor Funds

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ December 31, 2013 (unaudited (cont’d)

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Fixed Income Securities
Corporate Bonds	$—	$161,244,554	$—	$161,244,554
Asset-Backed Securities	—	2,285,208	—	2,285,208
Total Fixed Income Securities	—	163,529,762	—	163,529,762
Convertible Preferred Stocks	784,684	—	—	784,684
Short-Term Investment – U.S. Treasury Securities	—	949,909	—	949,909
Futures Contract	248,586	—	—	248,586
Credit Default Swap Agreements	—	41,057	—	41,057
Interest Rate Swap Agreements	—	2,300,751	—	2,300,751
Total Assets	1,033,270	166,821,479	—	167,854,749
Liabilities:
Foreign Currency Forward Exchange Contract	—	(9,806)	—	(9,806)
Futures Contracts	(398,000)	—	—	(398,000)
Credit Default Swap Agreements	—	(96,673)	—	(96,673)
Interest Rate Swap Agreement	—	(63,829)	—	(63,829)
Total Liabilities	(398,000)	(170,308)	—	(568,308)
Total	$635,270	$166,651,171	$—	$167,286,441

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.

/s/ John Gernon

John Gernon

Principal Executive Officer

February 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John Gernon

John Gernon

Principal Executive Officer

February 12, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

February 12, 2014

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, John Gernon, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Income Securities Inc.;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 12, 2014

/s/ John Gernon

John Gernon

Principal Executive Officer

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Income Securities Inc.;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: February 12, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer